COMMITMENTS AND CONTINGENCIES - Estimated Future Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	$ 957,535
2023	523,713
2024	344,671
2025	337,072
2026	241,072
Thereafter	497,853
Total	$ 2,901,916